EMPLOYEE RELATED LIABILITIES (Schedule of Impact of One-Percentage Point Change in Assumed Health Care Cost) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Postemployment Benefits [Abstract]
Effect on service cost and interest cost, Increase	$ 2
Effect on post-retirement benefit obligation, Increase	33
Effect on service cost and interest cost, Decrease	(2)
Effect on post-retirement benefit obligation, Decrease	$ (25)